Income taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ 2,690	$ 1,681
Change through equity	(22)	(263)
Change through profit or loss	1,501	1,254
Exchange rate differences	(4)	37
Acquisitions/ disposals	(379)	(19)
Net deferred asset (liability) at ending of period	3,786	2,690
Deferred tax assets and liabilities [abstract]
Deferred tax assets	4,328	3,116	$ 2,120
Deferred tax liabilities	(542)	(426)	$ (439)
Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(321)	(16)
Change through equity	164	(330)
Change through profit or loss	(1)
Exchange rate differences		25
Net deferred asset (liability) at ending of period	(158)	(321)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,174	987
Change through equity	4
Change through profit or loss	217	185
Exchange rate differences	(1)	2
Net deferred asset (liability) at ending of period	1,394	1,174
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,522	1,504
Change through equity	12	(2)
Change through profit or loss	614	(2)
Exchange rate differences	19	22
Net deferred asset (liability) at ending of period	2,167	1,522
Business realignment charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	23	12
Change through profit or loss	16	11
Acquisitions/ disposals	4
Net deferred asset (liability) at ending of period	43	23
Tax loss and tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	261	322
Change through profit or loss	71	(57)
Exchange rate differences	(1)	1
Acquisitions/ disposals		(5)
Net deferred asset (liability) at ending of period	331	261
Deferred (income) expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	651	6
Change through equity	4	(3)
Change through profit or loss	641	661
Exchange rate differences	2	(11)
Acquisitions/ disposals	20	(2)
Net deferred asset (liability) at ending of period	1,318	651
Premises and equipment and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(967)	(1,234)
Change through profit or loss	136	302
Exchange rate differences	(22)	(27)
Acquisitions/ disposals	(623)	(8)
Net deferred asset (liability) at ending of period	(1,476)	(967)
Pension and post employment related [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(333)	(435)
Change through equity	(206)	68
Change through profit or loss	20	37
Exchange rate differences	(1)	1
Acquisitions/ disposals	57	(4)
Net deferred asset (liability) at ending of period	(463)	(333)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	680	535
Change through equity		4
Change through profit or loss	(213)	117
Exchange rate differences		24
Acquisitions/ disposals	163
Net deferred asset (liability) at ending of period	$ 630	$ 680